AB Municipal Income Fund, Inc.

AB New York Portfolio

Portfolio of Investments

August 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.3%
Long-Term Municipal Bonds – 99.0%
New York – 92.9%
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2016 5.25%, 11/01/2036	$1,500	$1,545,875
Series 2020 4.00%, 11/01/2045	1,000	949,468
Broome County Local Development Corp. (Good Shepherd Village at Endwell Obligated Group) Series 2021 4.00%, 07/01/2047	1,000	867,425
Buffalo & Fort Erie Public Bridge Authority Series 2017 5.00%, 01/01/2042	2,250	2,310,336
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	915	917,950
Build NYC Resource Corp. (City University of New York (The)) Series 2014-A 5.00%, 06/01/2030	1,110	1,110,986
5.00%, 06/01/2033	1,320	1,321,142
5.00%, 06/01/2034	550	550,459
Build NYC Resource Corp. (Classical Charter School, Inc.) Series 2023 4.75%, 06/15/2058	760	746,680
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2052(a)	2,125	2,230,010
5.75%, 06/01/2062(a)	1,905	1,988,538
Build NYC Resource Corp. (Global Community Charter School) Series 2022 5.00%, 06/15/2052	1,275	1,290,481
Build NYC Resource Corp. (Grand Concourse Acadmey Charter School) Series 2022 5.00%, 07/01/2052	975	987,886
5.00%, 07/01/2056	1,410	1,423,691
5.00%, 07/01/2062	6,000	6,040,073
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2051(a)	1,500	1,427,702
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052	2,000	2,084,980
5.25%, 07/01/2062	3,000	3,109,674

	Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029	$2,555	$1,533,000
5.50%, 11/01/2044	1,625	975,000
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(a)	1,000	998,433
Build NYC Resource Corp. (South Bronx Charter School For International Cultures & The Arts) Series 2023 7.00%, 04/15/2053(a)	1,200	1,351,053
City of New York NY Series 2016-B 5.00%, 12/01/2034	2,000	2,076,580
Series 2016-C 5.00%, 08/01/2028	3,000	3,082,514
Series 2021 1.396%, 08/01/2027	5,905	5,500,550
1.723%, 08/01/2029	2,475	2,208,623
1.823%, 08/01/2030	2,210	1,931,418
Series 2024-C 4.00%, 09/01/2052(b)	5,000	4,853,678
4.61%, 09/01/2037(b)	1,000	981,289
Series 2024-D 5.25%, 04/01/2054	5,000	5,515,073
Series 2024-I 5.00%, 04/01/2034	1,620	1,898,116
City of New York NY (Pre-refunded - US Treasuries) Series 2021 1.723%, 08/01/2029	525	471,519
1.823%, 08/01/2030	790	694,000
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2051	6,400	6,504,369
Series 2020-B 5.918%, 07/01/2039	1,345	1,353,903
Hempstead Town Local Development Corp. (Evergreen Charter School, Inc.) Series 2022-A 5.50%, 06/15/2057	5,000	5,185,249
Hempstead Town Local Development Corp. (Molloy College) Series 2014 5.00%, 07/01/2034	1,845	1,846,131
5.00%, 07/01/2039	1,100	1,100,190
Series 2018 5.00%, 07/01/2048	1,495	1,498,114
Long Island Power Authority Series 2016-B 5.00%, 09/01/2030	5,000	5,203,152
5.00%, 09/01/2033	3,515	3,647,425
Series 2023-E 5.00%, 09/01/2048	5,000	5,471,111
Series 2024-A 5.25%, 09/01/2054	5,000	5,583,288

	Principal Amount (000)	U.S. $ Value

Long Island Power Authority (Pre-refunded - US Treasuries) Series 2014-A 5.00%, 09/01/2035	$1,000	$1,003,873
Metropolitan Transportation Authority Series 2010 6.814%, 11/15/2040	2,000	2,240,795
Series 2021 4.015% (SOFR + 0.43%), 11/01/2026(c)	480	479,401
AGM Series 2021 4.385% (SOFR + 0.80%), 11/01/2032(c)	1,285	1,286,688
BAM Series 2024-A 4.00%, 11/15/2048	6,000	5,866,057
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2016-A 5.25%, 11/15/2034	10,740	11,221,368
5.25%, 11/15/2035	5,000	5,212,178
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024-A 5.37%, 12/19/2024	1,500	1,500,121
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.875%, 07/01/2052(a)	2,000	2,061,108
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2017 5.00%, 12/01/2034	1,150	1,177,658
Series 2020 4.00%, 12/01/2038	1,200	1,181,107
4.00%, 12/01/2039	1,000	977,342
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	2,150	2,029,259
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058(d) (e)	1,447	433,276
9.00%, 01/01/2041(d) (e) (f)	720	720,000
Nassau County Local Economic Assistance Corp. (Roosevelt Children’s Academy Charter School) Series 2023 5.00%, 07/01/2043	1,195	1,249,563
5.00%, 07/01/2055	3,700	3,777,694
New York City Municipal Water Finance Authority Series 2015 5.00%, 06/15/2037	1,000	1,013,933
Series 2015-G 5.00%, 06/15/2039	1,445	1,463,112

	Principal Amount (000)	U.S. $ Value

Series 2022-A 5.25%, 06/15/2052	$10,000	$11,009,923
Series 2023 5.25%, 06/15/2053	4,500	4,996,735
Series 2024-C 4.25%, 06/15/2054	3,000	3,023,085
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2023 5.50%, 05/01/2042	7,000	8,133,978
Series 2024 5.00%, 11/01/2039	10,000	11,458,621
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2015-S 5.00%, 07/15/2035	5,160	5,245,732
Series 2016-S 5.00%, 07/15/2034	1,000	1,024,082
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2016-F 5.00%, 02/01/2032	10,000	10,261,885
Series 2020 5.00%, 11/01/2024	5,925	5,943,099
New York City Transitional Finance Authority Future Tax Secured Revenue (Pre-refunded - US Treasuries) Series 2014-A 5.00%, 08/01/2034	2,000	2,005,756
New York Convention Center Development Corp. (New York City Hotel Unit Fee Revenue Hotel Occupancy Tax) Series 2015 5.00%, 11/15/2034	9,220	9,394,823
5.00%, 11/15/2035	6,000	6,109,539
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(a)	2,200	2,201,760
5.375%, 11/15/2040(a)	700	701,199
7.25%, 11/15/2044(a)	1,280	1,283,899
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.625%, 09/15/2069	7,780	7,251,394
2.80%, 09/15/2069	5,780	5,321,147
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	3,000	2,548,421
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.00%, 11/15/2053	3,000	3,311,822

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2035	$1,310	$1,264,239
New York State Dormitory Authority (Cornell University) Series 2024-A 5.50%, 07/01/2054	5,000	5,720,206
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2032(a)	1,000	1,000,091
5.00%, 12/01/2033(a)	1,000	998,056
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2031	3,000	3,019,135
5.00%, 07/01/2033	3,000	3,017,281
New York State Dormitory Authority (Iona College) Series 2021-A 5.00%, 07/01/2046	875	895,105
5.00%, 07/01/2051	1,200	1,217,535
Series 2022-2 5.00%, 07/01/2037	200	212,577
5.00%, 07/01/2042	275	285,530
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2032	1,950	2,019,113
5.00%, 08/01/2033	2,000	2,068,393
5.00%, 08/01/2035	1,515	1,560,910
Series 2020 4.00%, 09/01/2037	800	794,126
4.00%, 09/01/2039	1,345	1,304,748
AGM Series 2020 3.00%, 09/01/2050	3,000	2,331,118
New York State Dormitory Authority (New School (The)) Series 2016-A 5.00%, 07/01/2035	2,815	2,910,585
5.00%, 07/01/2036	3,000	3,094,788
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2015-A 5.00%, 05/01/2033	5,000	5,044,046
New York State Dormitory Authority (NYU Langone Hospitals) Series 2014 5.00%, 07/01/2031	1,000	1,002,117
New York State Dormitory Authority (Pace University) Series 2024-A 5.50%, 05/01/2056	2,125	2,323,736
New York State Dormitory Authority (Pratt Institute) Series 2016 5.00%, 07/01/2030	1,000	1,033,753

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (St. John’s University/NY) Series 2015-A 5.00%, 07/01/2033	$1,000	$1,013,313
5.00%, 07/01/2034	1,000	1,012,853
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2017-B 5.00%, 02/15/2033	12,095	12,712,176
Series 2024-B 5.113%, 03/15/2025	1,000	999,565
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2047	5,625	5,608,977
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.) Series 2019 2.875%, 12/01/2044(a)	3,125	2,949,104
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2014-K 5.00%, 01/01/2031	7,500	7,543,400
5.00%, 01/01/2032	5,000	5,028,769
Series 2016-A 5.25%, 01/01/2056	2,940	2,992,790
Series 2024-P 5.00%, 01/01/2025	1,500	1,510,075
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030	2,395	2,487,463
5.00%, 01/01/2036	10,000	10,279,587
New York Transportation Development Corp. (Empire State Thruway Partners LLC) Series 2021 4.00%, 10/31/2046	11,000	9,765,170
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2020 5.00%, 12/01/2031	1,150	1,236,629
New York Transportation Development Corp. (JFK NTO LLC) Series 2024 5.50%, 06/30/2054	10,000	10,718,749
AGM Series 2023 5.00%, 06/30/2049	1,000	1,041,402
5.125%, 06/30/2060	5,000	5,207,501
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 4.00%, 07/01/2032	2,000	2,000,010
4.00%, 07/01/2033	2,250	2,249,973
5.00%, 07/01/2034	2,490	2,492,582
5.00%, 07/01/2046	2,000	1,999,912
5.25%, 01/01/2050	3,030	3,029,948

	Principal Amount (000)	U.S. $ Value

Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	$5,000	$4,784,317
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	2,405	2,845,577
Onondaga Civic Development Corp. (Crouse Health Hospital Inc Obligated Group) Series 2024 5.375%, 08/01/2054	1,650	1,696,400
Onondaga Civic Development Corp. (Le Moyne College) Series 2021 5.00%, 07/01/2051	1,400	1,418,827
Series 2022 4.00%, 07/01/2042	525	486,621
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2031	5,000	5,005,376
Series 2018-2 5.00%, 09/15/2026	1,000	1,041,287
Series 2020-2 4.00%, 07/15/2045	5,000	4,808,374
State of New York Series 2015-A 5.00%, 03/15/2028	1,500	1,519,501
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014-C 5.00%, 07/01/2031	2,500	2,502,807
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) Series 2020 5.00%, 12/01/2040	1,500	1,530,521
Suffolk Regional Off-Track Betting Co. Series 2024 5.75%, 12/01/2044	1,600	1,673,946
Suffolk Tobacco Asset Securitization Corp. Series 2021 4.00%, 06/01/2050	4,855	4,517,874
Triborough Bridge & Tunnel Authority Series 2017-B 5.00%, 11/15/2036	3,000	3,125,950
Series 2020-A 5.00%, 11/15/2049	3,000	3,184,364
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.511%, 05/15/2035	3,500	2,869,690
Series 2021-C 5.00%, 05/15/2051	10,000	10,691,210
Series 2022 4.621% (SOFR + 1.05%), 04/01/2026(c)	2,500	2,503,319
Series 2024 5.00%, 11/15/2035	1,000	1,178,769

	Principal Amount (000)	U.S. $ Value

Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2020 4.00%, 12/01/2033	$1,000	$1,044,643
TSASC, Inc./NY Series 2016 5.00%, 06/01/2045	3,350	3,028,009
Series 2017-A 5.00%, 06/01/2041	10,850	11,060,043
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	1,515	1,376,789
5.25%, 09/15/2042	135	119,080
5.25%, 09/15/2047	235	197,746
5.25%, 09/15/2053	505	409,748
Westchester County Healthcare Corp./NY (Westchester County Health Care Corp. Obligated Group) Series 2010-B 6.00%, 11/01/2030	115	115,181
Westchester County Local Development Corp. (Kendal on Hudson Obligated Group) Series 2022 4.25%, 01/01/2045	2,925	2,863,217
5.00%, 01/01/2051	2,505	2,570,654
Westchester County Local Development Corp. (Purchase Housing Corp. II) Series 2017 5.00%, 06/01/2042	1,000	1,011,879
5.00%, 06/01/2047	1,000	1,006,085
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/2046	2,000	1,908,648
Westchester Tobacco Asset Securitization Corp. Series 2016-B 5.00%, 06/01/2041	1,830	1,867,662

		471,449,817

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	280	286,765
Series 2018 7.125%, 09/01/2038(a)	935	1,014,070

		1,300,835

Florida – 0.1%
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045	45	45,301

	Principal Amount (000)	U.S. $ Value

Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	$440	$440,202

		485,503

Georgia – 0.0%
Municipal Electric Authority of Georgia
Series 2019 5.00%, 01/01/2037	100	104,003
5.00%, 01/01/2039	100	103,373

		207,376

Guam – 2.1%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	500	437,467
Series 2023 5.25%, 10/01/2031	175	182,076
5.25%, 10/01/2036	585	601,401
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	1,000	1,039,418
5.00%, 10/01/2037	1,500	1,557,280
5.00%, 10/01/2038	1,930	1,998,854
Series 2022-A 5.00%, 10/01/2044	1,100	1,162,141
Territory of Guam Series 2019 5.00%, 11/15/2031	95	97,633
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	3,760	3,665,995

		10,742,265

Illinois – 0.1%
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2037	100	86,738
4.00%, 09/01/2041	115	94,077
5.00%, 09/01/2036	115	112,799
5.00%, 09/01/2038	100	96,048

		389,662

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(f)	745	436,606

Maryland – 0.1%
City of Baltimore MD (City of Baltimore MD Harbor Point Special Taxing District) Series 2019 3.50%, 06/01/2039(a)	650	576,057
Series 2019-B 3.70%, 06/01/2039(a)	200	177,689

		753,746

	Principal Amount (000)	U.S. $ Value

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	$245	$255,833

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(d) (e) (f) (g) (h)	105	0
7.00%, 12/15/2043(d) (e) (f) (g) (h)	115	0

		0

Puerto Rico – 2.3%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	908	610,539
4.00%, 07/01/2046	211	195,392
5.625%, 07/01/2027	1,046	1,088,994
Series 2022-C Zero Coupon, 11/01/2043	61	38,479
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	1,290	1,360,982
5.00%, 07/01/2035(a)	1,295	1,355,304
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	710	709,519
NATL Series 2007-V 5.25%, 07/01/2034	1,000	987,519
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027	140	138,653
6.625%, 01/01/2028	1,068	1,056,883
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(g) (h)	248	240,638
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2046	1,000	1,197,370
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	654	544,260
Series 2019-A 4.329%, 07/01/2040	675	666,585
4.55%, 07/01/2040	73	73,141
5.00%, 07/01/2058	1,160	1,164,608

		11,428,866

	Principal Amount (000)	U.S. $ Value

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	$820	$806,788
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	65	65,516
4.00%, 08/01/2038	130	130,493

		1,002,797

Texas – 0.1%
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	100	80,811
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(d) (e)	1,000	630,000

		710,811

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(a)	100	92,985
5.00%, 01/01/2049(a)	105	94,138
5.00%, 01/01/2055(a)	305	268,448

		455,571

Wisconsin – 0.5%
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054	100	86,650
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(f)	1,250	1,166,670
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(a)	365	368,113
5.00%, 10/01/2026(a)	390	396,841
5.00%, 10/01/2028(a)	225	232,200
5.00%, 10/01/2029(a)	100	103,769

		2,354,243

Total Long-Term Municipal Bonds (cost $510,680,496)		501,973,931

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 0.3%
New York – 0.3%
Nuveen New York AMT-Free Quality Municipal Income Fund Series 2017 3.37%, 05/01/2047(a) (i) (cost $1,500,000)	$1,500	$1,500,000

Total Municipal Obligations (cost $512,180,496)		503,473,931

ASSET-BACKED SECURITIES – 0.3%
Other ABS - Fixed Rate – 0.3%
HTA HRRB Custodial Trust 5.25%, 07/01/2036	19	19,397
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034 653		636,538
5.25%, 07/01/2036	563	564,944
5.25%, 07/01/2041	234	228,025

Total Asset-Backed Securities (cost $1,463,365)		1,448,904

	Shares

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00% (d) (g) (h) (cost $421,410)	23,486	68,344

	Principal Amount (000)

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.0%
Non-Agency Fixed Rate CMBS – 0.0%
City of Fort Wayne IN 10.75%, 12/01/2029(d) (e)	$26	3
Jefferson County Industrial Development Agency Series 2019 5.25%, 01/01/2024(d) (f) (g) (h) (j) 670		145

Total Commercial Mortgage-Backed Securities (cost $695,930)		148

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(k) (l) (m) (cost $1,616,981)	1,616,981	$1,616,981

Total Investments – 99.9% (cost $516,378,182)(n)		506,608,308
Other assets less liabilities – 0.1%		733,690

Net Assets – 100.0%		$507,341,998

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	27,500	01/15/2027	1 Day SOFR	2.583%	Annual	$(1,144,499)	$—	$(1,144,499)
USD	5,200	01/15/2027	1 Day SOFR	2.540%	Annual	(222,886)	—	(222,886)
USD	2,700	01/15/2029	1 Day SOFR	3.315%	Annual	(48,551)	—	(48,551)
USD	9,600	07/31/2029	1 Day SOFR	4.461%	Annual	440,378	—	440,378
USD	11,100	11/01/2030	1 Day SOFR	4.190%	Annual	368,746	—	368,746
USD	17,800	07/31/2031	1 Day SOFR	4.059%	Annual	680,341	1,945	678,396
USD	8,200	07/31/2031	1 Day SOFR	3.616%	Annual	88,017	—	88,017
USD	6,500	09/15/2031	1 Day SOFR	3.464%	Annual	12,830	—	12,830
USD	6,600	06/15/2034	3.789%	1 Day SOFR	Annual	(174,277)	(969)	(173,308)
USD	4,900	06/15/2034	3.543%	1 Day SOFR	Annual	(31,106)	615	(31,721)
USD	2,440	06/15/2034	3.851%	1 Day SOFR	Annual	(73,834)	758	(74,592)
USD	5,800	08/15/2034	3.446%	1 Day SOFR	Annual	482	—	482
USD	5,400	08/15/2034	3.545%	1 Day SOFR	Annual	(36,704)	—	(36,704)
USD	3,000	08/15/2034	3.304%	1 Day SOFR	Annual	40,277	—	40,277

						$(100,786)	$2,349	$(103,135)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	9,395	10/09/2029	1.125%	SIFMA*	Quarterly	$685,195	$—	$685,195

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2024, the aggregate market value of these securities amounted to $33,240,604 or 6.6% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2024.
(d)	Non-income producing security.
(e)	Defaulted.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.46% of net assets as of August 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	$105,000	$0	0.00%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	115,000	0	0.00%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/29/2019 - 07/23/2019	768,321	436,606	0.09%
Jefferson County Industrial Development Agency Series 2019 5.25%, 01/01/2024	12/9/2019	670,150	145	0.00%
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 9.00%, 01/01/2041	09/03/2021	720,000	720,000	0.14%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	1,250,000	1,166,670	0.23%

(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Fair valued by the Adviser.
(i)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)	Defaulted matured security.
(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)	The rate shown represents the 7-day yield as of period end.
(m)	Affiliated investments.
(n)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,866,393 and gross unrealized depreciation of investments was $(18,054,207), resulting in net unrealized depreciation of $(9,187,814).

As of August 31, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.1% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund, Inc.

AB New York Portfolio

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$501,733,293	$240,638	(a)	$501,973,931
Short-Term Municipal Notes	—	1,500,000	—		1,500,000
Asset-Backed Securities	—	1,448,904	—		1,448,904
Preferred Stocks	—	—	68,344		68,344
Commercial Mortgage-Backed Securities	—	3	145		148
Short-Term Investments	1,616,981	—	—		1,616,981

Total Investments in Securities	1,616,981	504,682,200	309,127	(a)	506,608,308
Other Financial Instruments(b):
Assets:
Centrally Cleared Interest Rate Swaps	—	1,631,071	—		1,631,071
Interest Rate Swaps	—	685,195	—		685,195
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(1,731,857)	—		(1,731,857)

Total	$1,616,981	$505,266,609	$309,127	(a)	$507,192,717

(a)	The Portfolio held securities with zero market value at period end.
(b)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2024 is as follows:

Portfolio	Market Value 05/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,546	$38,659	$39,588	$1,617	$51